Document and Entity Information	Jan. 19, 2025
Cover [Abstract]
Entity Registrant Name	TWILIO INC
Amendment Flag	false
Entity Central Index Key	0001447669
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jan. 19, 2025
Entity Incorporation State Country Code	DE
Entity File Number	001-37806
Entity Tax Identification Number	26-2574840
Entity Address, Address Line One	101 Spear Street
Entity Address, Address Line Two	Fifth Floor
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	(415)
Local Phone Number	390-2337
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.001 per share
Trading Symbol	TWLO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false